UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22336

Stock Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Stock Portfolio

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Stock Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Stock Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Portfolio	$35	0.63%

Key Fund Statistics

Total Net Assets	$703,812,222
# of Portfolio Holdings	53
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
32.1%
Financials
12.2%
Health Care
11.8%
Communication Services
11.2%
Industrials
11.1%
Consumer Discretionary
8.8%
Consumer Staples
3.8%
Energy
2.0%
Materials
2.0%
Real Estate
1.9%
Short-Term Investments
1.6%
Utilities
1.5%

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Stock Fund.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

Stock Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Stock Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	34,997	$ 7,825,679
		$ 7,825,679
Biotechnology — 2.4%
AbbVie, Inc.	100,299	$ 17,203,285
		$ 17,203,285
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	172,784	$ 33,390,508
		$ 33,390,508
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	63,763	$ 8,728,517
S&P Global, Inc.	21,914	9,773,644
Stifel Financial Corp.	87,015	7,322,312
Tradeweb Markets, Inc., Class A	98,613	10,452,978
		$ 36,277,451
Chemicals — 1.0%
Linde PLC	15,376	$ 6,747,143
		$ 6,747,143
Commercial Services & Supplies — 2.1%
GFL Environmental, Inc.	188,736	$ 7,347,492
Waste Management, Inc.	34,067	7,267,854
		$ 14,615,346
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc.(1)	114,627	$ 10,068,836
Walmart, Inc.	245,269	16,607,164
		$ 26,676,000
Containers & Packaging — 1.0%
AptarGroup, Inc.	52,257	$ 7,358,308
		$ 7,358,308
Electric Utilities — 1.5%
NextEra Energy, Inc.	150,870	$ 10,683,105
		$ 10,683,105
Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	58,157	$ 9,695,353
		$ 9,695,353
Entertainment — 1.8%
Netflix, Inc.(1)	15,121	$ 10,204,861
Spotify Technology SA(1)	7,738	2,428,107
		$ 12,632,968
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(1)	124,307	$ 9,117,919
Visa, Inc., Class A	56,471	14,821,943
		$ 23,939,862
Ground Transportation — 1.7%
Uber Technologies, Inc.(1)	166,200	$ 12,079,416
		$ 12,079,416
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.(1)	22,720	$ 10,106,992
		$ 10,106,992
Health Care Providers & Services — 3.0%
Elevance Health, Inc.	22,002	$ 11,922,004
Tenet Healthcare Corp.(1)	69,956	9,306,246
		$ 21,228,250
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	33,404	$ 8,076,085
		$ 8,076,085
Insurance — 3.6%
Allstate Corp.	82,599	$ 13,187,756
W.R. Berkley Corp.	156,770	12,318,987
		$ 25,506,743
Interactive Media & Services — 7.7%
Alphabet, Inc., Class C	185,427	$ 34,011,020
Meta Platforms, Inc., Class A	40,457	20,399,229
		$ 54,410,249
IT Services — 1.5%
Gartner, Inc.(1)	22,752	$ 10,217,013
		$ 10,217,013

See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	17,700	$ 9,788,100
		$ 9,788,100
Machinery — 0.8%
Parker-Hannifin Corp.	11,800	$ 5,968,558
		$ 5,968,558
Media — 0.8%
Comcast Corp., Class A	150,027	$ 5,875,057
		$ 5,875,057
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	126,241	$ 14,439,446
		$ 14,439,446
Pharmaceuticals — 3.5%
Eli Lilly & Co.	19,265	$ 17,442,146
Novo Nordisk AS ADR	50,571	7,218,504
		$ 24,660,650
Professional Services — 4.0%
Automatic Data Processing, Inc.	38,771	$ 9,254,250
Booz Allen Hamilton Holding Corp.	42,985	6,615,391
TransUnion	164,356	12,188,641
		$ 28,058,282
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)	76,058	$ 5,638,940
FirstService Corp.	50,571	7,705,503
		$ 13,344,443
Semiconductors & Semiconductor Equipment — 12.7%
Analog Devices, Inc.	47,200	$ 10,773,872
Broadcom, Inc.	11,581	18,593,643
Lam Research Corp.	9,168	9,762,545
NVIDIA Corp.	407,446	50,335,879
		$ 89,465,939
Software — 10.7%
Fair Isaac Corp.(1)	7,274	$ 10,828,513
Microsoft Corp.	132,327	59,143,553
Palo Alto Networks, Inc.(1)	16,014	5,428,906
		$ 75,400,972
Security	Shares	Value
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	35,877	$ 8,610,480
TJX Cos., Inc.	73,247	8,064,495
		$ 16,674,975
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	240,212	$ 50,593,451
		$ 50,593,451
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	53,161	$ 4,006,745
		$ 4,006,745
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	34,286	$ 6,040,507
		$ 6,040,507
Total Common Stocks (identified cost $376,253,477)		$692,986,881

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	11,041,181	$ 11,041,181
Total Short-Term Investments (identified cost $11,041,181)		$ 11,041,181
Total Investments — 100.0% (identified cost $387,294,658)		$704,028,062
Other Assets, Less Liabilities — (0.0)%(3)		$ (215,840)
Net Assets — 100.0%		$703,812,222
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $376,253,477)	$692,986,881
Affiliated investments, at value (identified cost $11,041,181)	11,041,181
Dividends receivable	263,047
Dividends receivable from affiliated investments	24,316
Tax reclaims receivable	25,141
Trustees' deferred compensation plan	64,575
Total assets	$704,405,141
Liabilities
Due to custodian	$78,385
Payable to affiliates:
Investment adviser fee	336,829
Trustees' fees	9,565
Trustees' deferred compensation plan	64,575
Payable for custodian fee	50,972
Accrued expenses	52,593
Total liabilities	$592,919
Net Assets applicable to investors' interest in Portfolio	$703,812,222

See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $13,885)	$2,869,453
Dividend income from affiliated investments	71,775
Total investment income	$2,941,228
Expenses
Investment adviser fee	$1,928,623
Trustees’ fees and expenses	28,695
Custodian fee	75,900
Legal and accounting services	13,486
Miscellaneous	18,987
Total expenses	$2,065,691
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,941
Total expense reductions	$1,941
Net expenses	$2,063,750
Net investment income	$877,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$31,786,097
Net realized gain	$31,786,097
Change in unrealized appreciation (depreciation):
Investments	$90,139,400
Foreign currency	(77)
Net change in unrealized appreciation (depreciation)	$90,139,323
Net realized and unrealized gain	$121,925,420
Net increase in net assets from operations	$122,802,898

See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$877,478	$3,395,003
Net realized gain	31,786,097	45,840,944
Net change in unrealized appreciation (depreciation)	90,139,323	74,502,318
Net increase in net assets from operations	$122,802,898	$123,738,265
Capital transactions:
Contributions	$13,969,574	$11,099,572
Withdrawals	(27,442,285)	(90,392,247)
Net decrease in net assets from capital transactions	$(13,472,711)	$(79,292,675)
Net increase in net assets	$109,330,187	$44,445,590
Net Assets
At beginning of period	$594,482,035	$550,036,445
At end of period	$703,812,222	$594,482,035

See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.63%(1)(2)	0.64%(2)	0.64%(2)	0.63%	0.64%	0.63%
Net investment income	0.27%(1)	0.60%	0.82%	0.55%	0.84%	0.99%
Portfolio Turnover	19%(3)	44%	52%	44%	70%	55%
Total Return	20.91%(3)	24.43%	(16.49)%	23.21%	18.61%	35.47%
Net assets, end of period (000’s omitted)	$703,812	$594,482	$550,036	$871,310	$804,446	$683,548
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(3)	Not annualized.

See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.2% and 86.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2024, the Portfolio's investment adviser fee amounted to $1,928,623 or 0.59% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $1,941 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $121,277,479 and $142,597,962, respectively, for the six months ended June 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$389,064,266
Gross unrealized appreciation	$316,861,104
Gross unrealized depreciation	(1,897,308)
Net unrealized appreciation	$314,963,796

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
6   Affiliated Investments
At June 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $11,041,181, which represents 1.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,428,547	$57,218,128	$(48,605,494)	$ —	$ —	$11,041,181	$71,775	11,041,181
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$692,986,881*	$ —	$ —	$692,986,881
Short-Term Investments	11,041,181	—	—	11,041,181
Total Investments	$ 704,028,062	$ —	$ —	$704,028,062
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Stock Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Stock Portfolio (the “Portfolio”), the portfolio in which the Fund

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

EAERX-NCSR    6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

No material changes.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 23, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	August 23, 2024